[Calfee, Halter & Griswold LLP Letterhead]

gharvey@calfee.com

216.622.8253 Direct

August 27, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Definitive Proxy Materials of RPM International Inc.

On behalf of RPM International Inc., a Delaware corporation, enclosed herewith for filing, pursuant to the electronic data gathering, analysis and retrieval system of the Securities and Exchange Commission, is RPM International Inc.’s definitive proxy statement and related proxy materials. These definitive proxy materials relate to RPM’s Annual Meeting of Stockholders to be held on October 10, 2013.

Please direct any inquiries regarding this filing to the undersigned at (216) 622-8253.

Very truly yours,

/s/ Gregory S. Harvey

Gregory S. Harvey

Enclosures

cc:	Edward W. Moore, Esq.